Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,079	$ 1,071
Contributions	12	68
Changes in foreign exchange rates	(22)	(52)
Share of loss	(1)	(3)
Other	(1)	(5)
Ending balance	1,067	1,079
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,071	1,058
Contributions	11	67
Changes in foreign exchange rates	(22)	(52)
Share of loss	1	(2)
Other	0	0
Ending balance	1,061	1,071
Other | Other
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	8	13
Contributions	1	1
Changes in foreign exchange rates	0	0
Share of loss	(2)	(1)
Other	(1)	(5)
Ending balance	$ 6	$ 8